Rule 24f-2 Notice
for Berwyn Income Fund, Inc.
File #33-14604




1.   The fiscal year for which the notice is filed
is calendar year    1995;

2.   The Fund did not have any securities registered
under the      Securities Act of 1933 other than
pursuant to this section;

3.   No securities were registered during 1995 other
than      pursuant to Rule 24f-2;

4. The amount of securities sold during 1995 was $82,194,994;

5.   The amount of securities sold in reliance upon
registration   pursuant to Rule 24f-2 was
$56,021,073.  The fee due     pursuant to Rule 24f-
2(c) is $19,317.61.



                              Robert E. Killen
                              Robert E. Killen
                              President
                              Berwyn Income Fund,
Inc.

1.   Calculation of Fee

     Proceeds from Sales $74,971,526
     Dividends Reinvested     7,223,468
     Redemptions in 1995 (26,173,921)
     Amount sold pursuant to 24f-2 $56,021,073

     Section 6(b) charge $ 19,317.61